Note 4 - Securities Available for Sale - Summary of Securities Available for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Amortized cost	$ 78,801	$ 79,839
Gross unrealized gains	104	92
Gross unrealized losses	(1,433)	(1,454)
Fair value	77,472	78,477
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member]
Amortized cost	91	327
Gross unrealized gains	2	10
Gross unrealized losses	0	0
Fair value	93	337
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association Certificates and Obligations (FNMA) [Member]
Amortized cost	4,834	295
Gross unrealized gains	1	7
Gross unrealized losses	(78)	0
Fair value	4,757	302
Collateralized Mortgage Obligations [Member] | Federal National Mortgage Association Certificates and Obligations (FNMA) [Member]
Amortized cost	223	371
Gross unrealized gains	0	0
Gross unrealized losses	(5)	(5)
Fair value	218	366
Collateralized Mortgage Backed Securities [Member]
Amortized cost	5,148	993
Gross unrealized gains	3	17
Gross unrealized losses	(83)	(5)
Fair value	5,068	1,005
Other Marketable Securities [Member]
Amortized cost	73,653	78,846
Gross unrealized gains	101	75
Gross unrealized losses	(1,350)	(1,449)
Fair value	72,404	77,472
Other Marketable Securities [Member] | US Government Agencies Debt Securities [Member]
Amortized cost	69,962	74,979
Gross unrealized gains	0	16
Gross unrealized losses	(1,201)	(1,079)
Fair value	68,761	73,916
Other Marketable Securities [Member] | US States and Political Subdivisions Debt Securities [Member]
Amortized cost	2,699	2,819
Gross unrealized gains	2	0
Gross unrealized losses	(8)	(20)
Fair value	2,693	2,799
Other Marketable Securities [Member] | Corporate Debt Securities [Member]
Amortized cost	234	290
Gross unrealized gains	0	2
Gross unrealized losses	(1)	0
Fair value	233	292
Other Marketable Securities [Member] | Preferred Stock [Member]
Amortized cost	700	700
Gross unrealized gains	0	0
Gross unrealized losses	(140)	(350)
Fair value	560	350
Other Marketable Securities [Member] | Equity Securities [Member]
Amortized cost	58	58
Gross unrealized gains	99	57
Gross unrealized losses	0	0
Fair value	$ 157	$ 115